Condensed consolidating financial information for bonds issued by WPP Finance 2010 with WPP plc as parent guarantor and WPP Air 1, WPP 2008 Limited, WPP 2005 Limited, WPP 2012 Limited, and WPP Jubilee Limited as subsidiary guarantors - Condensed Consolidating Income Statement Information (Detail) - GBP (£)
£ in Millions
	6 Months Ended			12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2018
Condensed Consolidating Income Statement Information [line items]
Revenue	£ 7,616.0		£ 7,492.7	£ 15,602.4
Costs of services	(6,390.2)		(6,218.7)	(12,663.5)
Gross profit	1,225.8		1,274.0	2,938.9
General and administrative costs	(552.8)		(432.1)	(1,507.5)
Operating profit/(loss)	673.0		841.9	1,431.4
Share of results of associates	8.0		9.4	43.5
Profit before interest and taxation	681.0		851.3	1,474.9
Finance and investment income	43.6		48.3	104.8
Finance costs	(189.2)		(134.2)	(289.3)
Revaluation of financial instruments	(57.2)		81.1	172.9
Profit/(loss) before taxation	478.2		846.5	1,463.3
Taxation	(128.8)		(141.0)	(323.9)
Profit/(loss) for the period	349.4	£ 433.9	705.5	1,139.4
Attributable to:
Equity holders of the parent	312.4		672.4	1,062.9
Non-controlling interests	37.0		33.1	76.5
Profit/(loss) for the year	349.4	£ 433.9	705.5	1,139.4
Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Air 1, WPP 2008 Limited, WPP 2005 Limited, WPP 2012 Limited, and WPP Jubilee Limited as Subsidiary Guarantors [member]
Condensed Consolidating Income Statement Information [line items]
Revenue	7,616.0		7,492.7	15,602.4
Costs of services	(6,390.2)		(6,218.7)	(12,663.5)
Gross profit	1,225.8		1,274.0	2,938.9
General and administrative costs	(552.8)		(432.1)	(1,507.5)
Operating profit/(loss)	673.0		841.9	1,431.4
Share of results of associates	8.0		9.4	43.5
Profit before interest and taxation	681.0		851.3	1,474.9
Finance and investment income	43.6		48.3	104.8
Finance costs	(189.2)		(134.2)	(289.3)
Revaluation of financial instruments	(57.2)		81.1	172.9
Profit/(loss) before taxation	478.2		846.5	1,463.3
Taxation	(128.8)		(141.0)	(323.9)
Profit/(loss) for the period	349.4		705.5	1,139.4
Attributable to:
Equity holders of the parent	312.4		672.4	1,062.9
Non-controlling interests	37.0		33.1	76.5
Profit/(loss) for the year	349.4		705.5	1,139.4
WPP plc [member] | Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Air 1, WPP 2008 Limited, WPP 2005 Limited, WPP 2012 Limited, and WPP Jubilee Limited as Subsidiary Guarantors [member]
Condensed Consolidating Income Statement Information [line items]
General and administrative costs	(8.2)		5.9	10.8
Operating profit/(loss)	(8.2)		5.9	10.8
Share of results of subsidiaries	388.9		724.6	1,179.2
Profit before interest and taxation	380.7		730.5	1,190.0
Finance costs	(68.3)		(58.4)	(127.1)
Revaluation of financial instruments			0.3
Profit/(loss) before taxation	312.4		672.4	1,062.9
Profit/(loss) for the period	312.4		672.4	1,062.9
Attributable to:
Equity holders of the parent	312.4		672.4	1,062.9
Profit/(loss) for the year	312.4		672.4	1,062.9
Subsidiary Guarantors [member] | Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Air 1, WPP 2008 Limited, WPP 2005 Limited, WPP 2012 Limited, and WPP Jubilee Limited as Subsidiary Guarantors [member]
Condensed Consolidating Income Statement Information [line items]
General and administrative costs	(79.6)		(128.7)	(305.8)
Operating profit/(loss)	(79.6)		(128.7)	(305.8)
Share of results of subsidiaries	597.4		957.6	1,710.2
Profit before interest and taxation	517.8		828.9	1,404.4
Finance and investment income	11.8		12.5	27.8
Finance costs	(139.3)		(116.2)	(248.9)
Profit/(loss) before taxation	390.3		725.2	1,183.3
Taxation	(1.4)		(0.6)	(4.1)
Profit/(loss) for the period	388.9		724.6	1,179.2
Attributable to:
Equity holders of the parent	388.9		724.6	1,179.2
Profit/(loss) for the year	388.9		724.6	1,179.2
WPP Finance 2010 [member] | Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Air 1, WPP 2008 Limited, WPP 2005 Limited, WPP 2012 Limited, and WPP Jubilee Limited as Subsidiary Guarantors [member]
Condensed Consolidating Income Statement Information [line items]
Finance and investment income	49.8		50.8	102.3
Finance costs	(57.3)		(48.9)	(103.1)
Revaluation of financial instruments	0.2		(13.6)	(1.1)
Profit/(loss) before taxation	(7.3)		(11.7)	(1.9)
Profit/(loss) for the period	(7.3)		(11.7)	(1.9)
Attributable to:
Equity holders of the parent	(7.3)		(11.7)	(1.9)
Profit/(loss) for the year	(7.3)		(11.7)	(1.9)
Other Subsidiaries [member] | Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Air 1, WPP 2008 Limited, WPP 2005 Limited, WPP 2012 Limited, and WPP Jubilee Limited as Subsidiary Guarantors [member]
Condensed Consolidating Income Statement Information [line items]
Revenue	7,616.0		7,492.7	15,602.4
Costs of services	(6,390.2)		(6,218.7)	(12,663.5)
Gross profit	1,225.8		1,274.0	2,938.9
General and administrative costs	(465.0)		(309.3)	(1,212.5)
Operating profit/(loss)	760.8		964.7	1,726.4
Share of results of associates	8.0		9.4	43.5
Profit before interest and taxation	768.8		974.1	1,769.9
Finance and investment income	167.2		138.5	300.6
Finance costs	(109.5)		(64.2)	(136.1)
Revaluation of financial instruments	(57.4)		94.4	174.0
Profit/(loss) before taxation	769.1		1,142.8	2,108.4
Taxation	(127.4)		(140.4)	(319.8)
Profit/(loss) for the period	641.7		1,002.4	1,788.6
Attributable to:
Equity holders of the parent	604.7		969.3	1,712.1
Non-controlling interests	37.0		33.1	76.5
Profit/(loss) for the year	641.7		1,002.4	1,788.6
Reclassifications/Eliminations [member] | Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Air 1, WPP 2008 Limited, WPP 2005 Limited, WPP 2012 Limited, and WPP Jubilee Limited as Subsidiary Guarantors [member]
Condensed Consolidating Income Statement Information [line items]
Share of results of subsidiaries	(986.3)		(1,682.2)	(2,889.4)
Profit before interest and taxation	(986.3)		(1,682.2)	(2,889.4)
Finance and investment income	(185.2)		(153.5)	(325.9)
Finance costs	185.2		153.5	325.9
Profit/(loss) before taxation	(986.3)		(1,682.2)	(2,889.4)
Profit/(loss) for the period	(986.3)		(1,682.2)	(2,889.4)
Attributable to:
Equity holders of the parent	(986.3)		(1,682.2)	(2,889.4)
Profit/(loss) for the year	£ (986.3)		£ (1,682.2)	£ (2,889.4)